Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.30%	(0.36%)	2.01%
Bloomberg US Government Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	6.31%	(0.94%)	1.38%
IS
Prospectus [Line Items]
Average Annual Return, Percent		6.71%	(0.95%)	1.42%
IS | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.87%	(2.24%)	0.29%
IS | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.94%	(1.27%)	0.60%
SS
Prospectus [Line Items]
Average Annual Return, Percent		6.35%	(1.30%)	1.06%
R6
Prospectus [Line Items]
Average Annual Return, Percent		6.72%	(0.96%)	1.41%

[1]	The Bloomberg US Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market.
[2]	The Bloomberg US Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.